Current and deferred tax - Summary of Movement on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	$ 17,710	$ 12,572
(Charged)/Credited to profit and loss (i)	2,216	5,080
To equity		58
Balance Ending	19,926	17,710
Loss Allowances For Financial Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	270	75
(Charged)/Credited to profit and loss (i)	69	195
To equity		0
Balance Ending	339	270
Bonus Provision [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	1,712	750
(Charged)/Credited to profit and loss (i)	559	962
To equity		0
Balance Ending	2,271	1,712
Lease [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	392	366
(Charged)/Credited to profit and loss (i)	4	26
To equity		0
Balance Ending	396	392
Sharebased compensation (ii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	3,130	3,224
(Charged)/Credited to profit and loss (i)	(66)	(152)
To equity		58
Balance Ending	3,064	3,130
Hyperinflationary Adjustments [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	37	89
(Charged)/Credited to profit and loss (i)	(32)	(52)
To equity		0
Balance Ending	5	37
Tax Loss (iii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	10,513	6,445
(Charged)/Credited to profit and loss (i)	1,403	4,068
To equity		0
Balance Ending	11,916	10,513
Others (iv) Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	1,656	1,623
(Charged)/Credited to profit and loss (i)	279	33
To equity		0
Balance Ending	$ 1,935	$ 1,656